UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:June 30, 2004

Check here is Amendment[ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
				  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Cypress Capital Management,LLC
Address: 1220 Market Building  Ste 704
	 Wilmington, DE  19801


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard L. Arvedlund
Title: President
Phone: 302-429-8410
Signature, Place, and Date of Signing:

  Richard L. Arvedlund  Wilmington, Delaware  August 12, 2004

Report Type (Check only one.):

[x]    13F Holdings Report
[ ]    13F Notice
[ ]    13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 59
Form 13 F Information Table Value Total: 189,253

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      886     9840 SH       SOLE                     9840
Agilent Technologies Inc       COM              00846U101     6052   206699 SH       SOLE                   206699
American International Group   COM              026874107      427     5993 SH       SOLE                     5993
Amgen Inc                      COM              031162100      352     6451 SH       SOLE                     6451
Archstone-Smith Trust          COM              039583109     2662    90750 SH       SOLE                    90750
BP PLC - Spons ADR             COM              055622104     1509    28160 SH       SOLE                    28160
Bank of America Corp           COM              060505104     1226    14486 SH       SOLE                    14486
BellSouth Corp                 COM              079860102      222     8472 SH       SOLE                     8472
Berkshire Hathaway Inc - Class COM              084670207      263       89 SH       SOLE                       89
CVS Corp                       COM              126650100      441    10500 SH       SOLE                    10500
ChevronTexaco Corp             COM              166764100     1127    11975 SH       SOLE                    11975
Coca-Cola Co                   COM              191216100      939    18600 SH       SOLE                    18600
Comcast Corp-Class A           COM              20030N101     3612   128555 SH       SOLE                   128555
Computer Sciences Corp         COM              205363104     4945   106500 SH       SOLE                   106500
ConocoPhillips                 COM              20825C104     6446    84496 SH       SOLE                    84496
DNP Select Income Fund Inc.    COM              23325P104     2786   264850 SH       SOLE                   264850
Delta-Omega Technologies       COM              247782303        0    10000 SH       SOLE                    10000
DuPont E I de Nemours & Co     COM              263534109     2808    63220 SH       SOLE                    63220
Duke-Weeks Realty Corp         COM              264411505      627    19700 SH       SOLE                    19700
Emerson Electric Co            COM              291011104      267     4200 SH       SOLE                     4200
Exxon Mobil Corporation        COM              30231G102     1660    37385 SH       SOLE                    37385
General Electric Co            COM              369604103     4303   132797 SH       SOLE                   132797
Genuine Parts Co               COM              372460105     5875   148050 SH       SOLE                   148050
HRPT Properties Trust          COM              40426W101     4943   493800 SH       SOLE                   493800
Hecla Mining Co                COM              422704106     3002   526590 SH       SOLE                   526590
Hewlett Packard Co             COM              428236103    34009  1611818 SH       SOLE                  1611818
Hillenbrand Industries         COM              431573104     5139    85015 SH       SOLE                    85015
Home Depot, Inc                COM              437076102      370    10500 SH       SOLE                    10500
Hospitality Properties Trust   COM              44106M102      305     7200 SH       SOLE                     7200
Intel Corp                     COM              458140100     1823    66054 SH       SOLE                    66054
International Business Machine COM              459200101      549     6227 SH       SOLE                     6227
Johnson & Johnson              COM              478160104     4478    80393 SH       SOLE                    80393
KeySpan Corporation            COM              49337w100     6814   185655 SH       SOLE                   185655
Laboratory Corp of America Hol COM              50540R409      895    22544 SH       SOLE                    22544
Liberty Media Corp-A           COM              530718105      126    14040 SH       SOLE                    14040
Lilly Eli & Co                 COM              532457108      326     4664 SH       SOLE                     4664
Lincare Holdings               COM              532791100     4793   145850 SH       SOLE                   145850
Merck & Co                     COM              589331107     6114   128720 SH       SOLE                   128720
Microsoft Corp                 COM              594918104      257     9000 SH       SOLE                     9000
NSTAR                          COM              67019E107     5984   124981 SH       SOLE                   124981
New Plan Excel Realty Trust    COM              648053106     6259   267956 SH       SOLE                   267956
Newmont Mining Corp            COM              651639106     8754   225855 SH       SOLE                   225855
Northrop Grumman Corp          COM              666807102     7494   139556 SH       SOLE                   139556
Petroleum & Resources Corp     COM              716549100     2294    96348 SH       SOLE                    96348
Pfizer Inc                     COM              717081103     6177   180196 SH       SOLE                   180196
Procter & Gamble               COM              742718109     1499    27526 SH       SOLE                    27526
Proterion Corp                 COM              74370Y102       29   577597 SH       SOLE                   577597
Public Service Enterprise Grou COM              744573106     7054   176230 SH       SOLE                   176230
Schering-Plough                COM              806605101      198    10700 SH       SOLE                    10700
Sovereign Bancorp Inc          COM              845905108     6889   311725 SH       SOLE                   311725
Staples Inc                    COM              855030102      331    11250 SH       SOLE                    11250
Supervalu Inc                  COM              868536103     5648   184500 SH       SOLE                   184500
Techne Corp                    COM              878377100      435    10000 SH       SOLE                    10000
Union Pacific Corp             COM              907818108     4511    75875 SH       SOLE                    75875
Verena Minerals Holdings Inc   COM              922931100        6    42000 SH       SOLE                    42000
Wachovia Corp                  COM              929903102      278     6239 SH       SOLE                     6239
Wilmington Trust Corporation   COM              971807102      882    23700 SH       SOLE                    23700
Wyeth                          COM              983024100      412    11400 SH       SOLE                    11400
Xcel Energy Inc.               COM              98389B100      741    44367 SH       SOLE                    44367